Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Affinia Hong Kong Limited (Member)	Dec. 31, 2011 Affinia Hong Kong Limited (Member)	Dec. 31, 2010 Affinia Qingdao Braking Systems Co. Ltd. [Member]	Sep. 30, 2012 Longkou Wix Filtration Co. Ltd. [Member]	Dec. 31, 2011 Longkou Wix Filtration Co. Ltd. [Member]	Dec. 31, 2012 Genuine Parts Company (Member)	Dec. 31, 2011 Genuine Parts Company (Member)	Dec. 31, 2010 Genuine Parts Company (Member)	Dec. 31, 2012 Brake TSA [Member]	Dec. 31, 2012 Brake TSA [Member]	Dec. 31, 2012 Brake TSA [Member] Maximum [Member]
Related Party Transactions Supervisory And Other Services [Line Items]
Expiry period of transition services																			2013
Distribution and transition services charges levied by related party																				$ 1,000,000
Transition services charges levied to related party																		2,000,000
Accounts receivable																		1,000,000	1,000,000
Accounts payable																		1,000,000	1,000,000
Percentage of total net sales from continuing operations															26.00%	26.00%	27.00%
Ownership Percentage by Affinia Group										15.00%	15.00%		15.00%
Loan for establishment of new subsidiary												1,400,000
Ownership percentage by AHK												100.00%
Related Party Debt												1,400,000
Purchase of land										2,500,000
Additional Funding									900,000
Percentage of subsidiary														100.00%
Agreed to pay quarterly fee		100,000	100,000	100,000	100,000	100,000	100,000
Further agreed to pay success fee	$ 3,000,000							$ 2,000,000